Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020
CURRENT ASSETS:
Current assets – cash	$ 50,444		$ 355,673		$ 82,849
Accounts receivable	55,892		57,953
Due from affiliates	1,479,413		2,617,873		3,709,772
Prepaid expenses and other current assets	26,627		12,221		7,010
TOTAL CURRENT ASSETS	1,612,376		3,043,720		3,799,631
NON-CURRENT ASSETS:
Investment, at cost	6,602,000
Equity method investment	4,929,381
Intangible assets, net	9,260,888		13,616,116
TOTAL NON-CURRENT ASSETS	20,792,269		13,616,116
TOTAL ASSETS	22,404,645		16,659,836		3,799,631
CURRENT LIABILITIES:
Due to affiliates	4,026,354		4,257,792		4,732,977
Accounts payable and accrued expenses	561,460		380,721		212,406
Series A redeemable preferred stock liability at $10 stated value; 200,000 shares authorized; 25,000 shares issued and outstanding ($250,000 less discount of $1,545) at September 30, 2020					248,455
TOTAL CURRENT LIABILITIES	4,587,814		4,638,513		5,193,838
TOTAL LIABILITIES	4,587,814		4,638,513		5,193,838
CONTINGENCY
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, value
Common stock, value	36,718		33,203		23,049
Additional paid-in capital	24,127,298		14,474,839		141,057
Accumulated deficit	(6,366,612)		(2,495,159)		(1,558,313)
Accumulated other comprehensive income – foreign currency translation adjustment	19,427		8,440
TOTAL STOCKHOLDERS’ EQUITY	17,816,831		12,021,323		(1,394,207)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	22,404,645		$ 16,659,836		$ 3,799,631
Brilliant Acquisition Corp
CURRENT ASSETS:
Current assets – cash	154,255	$ 283,403		$ 712,817
Prepaid expenses and other current assets	154,450			14,600
TOTAL CURRENT ASSETS	41,806,675	47,671,090		46,730,470
NON-CURRENT ASSETS:
TOTAL ASSETS	41,806,675	47,671,090		46,730,470
CURRENT LIABILITIES:
Accounts payable and accrued expenses	234,070	309,597		25,943
TOTAL CURRENT LIABILITIES	3,064,097	1,934,930		328,028
TOTAL LIABILITIES	3,239,535	2,115,409		575,662
CONTINGENCY
Ordinary shares subject to possible redemption	39,482,376	46,007,687		46,000,000
STOCKHOLDERS’ EQUITY (DEFICIT):
Preferred stock, value
Common stock, value	3,880,288	3,880,288		3,880,288
Accumulated deficit	(4,796,524)	(4,332,294)		(3,725,480)
TOTAL STOCKHOLDERS’ EQUITY	(915,236)	(452,006)		154,808
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	41,806,675	47,671,090		46,730,470
ASSETS
Marketable securities held in Trust Account	41,496,970	47,387,687		46,003,053
Current liabilities
Accrued offering costs				58,252
Due to related party	570,600	500
Promissory note – related party	2,259,427	1,624,833		243,833
Derivative warrant liabilities	$ 175,438	$ 180,479		$ 247,634